RELATED PARTY TRANSACTIONS COMMERICAL AGREEMENTS (Details)														12 Months Ended
	Jul. 31, 2018 Railcars_per_day bbl / d	Nov. 01, 2017 bbl renewal	Aug. 04, 2017 dekatherm_per_day	Nov. 01, 2016 bbl / d	Aug. 31, 2016 bbl / d bbl renewal	May 01, 2016 bbl / d	May 15, 2015 renewal	May 14, 2015 bbl / d	Dec. 11, 2014 bbl / d bbl renewal	Oct. 01, 2014 bbl / d	Sep. 30, 2014 renewal	May 14, 2014 bbl / d renewal	Jan. 24, 2013 bbl	Dec. 31, 2017 bbl / d renewal
Related Party Transaction [Line Items]
Term of Renewal														5 years
Number of Contract Renewals | renewal														2
Chalmette Storage Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal		5 years
Term of Agreement		10 years
Number of Contract Renewals | renewal		2
Delaware Truck Loading Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal							5 years
Term of Agreement							10 years 8 months
Number of Contract Renewals | renewal							2
Delaware City Products Pipeline - Magellan [Member]
Related Party Transaction [Line Items]
Term of Agreement				2 years 5 months
Toledo Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal												5 years
Term of Agreement												7 years 8 months
Number of Contract Renewals | renewal												2
DCR Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal												5 years
Term of Agreement												7 years 8 months
Number of Contract Renewals | renewal												2
West Ladder Rack Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal											5 years
Term of Agreement											7 years 3 months
Number of Contract Renewals | renewal											2
Toledo Tank Farm Storage and Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal									5 years
Term of Agreement									10 years
Number of Contract Renewals | renewal									2
Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal					5 years
Term of Agreement					10 years
Number of Contract Renewals | renewal					2
Paulsboro Natural Gas Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement			15 years
East Coast Terminals [Member] | PBF Holding [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement						15,000								15,000
Oil And Gas Plant, Maximum Storage Capacity | bbl													350,000
Delaware City Products Pipeline [Member] | PBF Holding [Member] | Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement								50,000
Delaware City Rail Unloading Terminal [Member] | After September 30, 2014 [Member] | PBF Holding [Member] | DCR Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement												85,000
Toledo Truck Unloading Terminal [Member] | Beginning August 1, 2014 [Member] | PBF Holding [Member] | Toledo Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement												5,500
Delaware City West Heavy Crude Unloading Rack [Member] | PBF Holding [Member] | West Ladder Rack Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement										40,000
Toledo Tank Farm [Member] | PBF Holding [Member] | Toledo Tank Farm Storage and Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement									4,400
Oil And Gas Plant, Maximum Storage Capacity | bbl									3,849,271
Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal							5 years
Term of Agreement							10 years 8 months
Number of Contract Renewals | renewal							2
Delaware City Products Pipeline - Magellan [Member] | PBF Holding [Member] | Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement				14,500
Torrance Valley Pipeline - North [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement					50,000
Torrance Valley Pipeline - South [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement					70,000
Torrance Valley Pipeline - Midway Tank [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Maximum Storage Capacity | bbl					55,000
Torrance Valley Pipeline - Emidio Tanks [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement					900,000
Torrance Valley Pipeline - Belridge Tanks [Member] | PBF Holding [Member] | Torrance Valley Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement					770,000
Paulsboro Natural Gas Pipeline [Member] | PBF Holding [Member] | Paulsboro Natural Gas Pipeline Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement | dekatherm_per_day			60,000
Chalmette Storage Tank [Member] | PBF Holding [Member] | Chalmette Storage Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Maximum Storage Capacity | bbl		625,000
LPGs [Member] | Delaware City Truck Rack [Member] | PBF Holding [Member] | Delaware City Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement								5,000
Refined Clean Product [Member] | Delaware City Truck Rack [Member] | PBF Holding [Member] | Delaware City Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement								30,000
Maximum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Term of Agreement														5 years
Minimum [Member] | East Coast Terminals [Member] | East Coast Terminals commercial agreements [Member]
Related Party Transaction [Line Items]
Term of Agreement														1 year
Subsequent Event [Member] | PBF Holding [Member] | Toledo Rail Loading Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal	5 years
Term of Agreement	7 years 5 months
Number of Contract Renewals	2
Oil and Gas Plant, Collaborative Agreement, Maximum Throughput Capacity | Railcars_per_day	50
Subsequent Event [Member] | PBF Holding [Member] | Chalmette Terminal Throughput Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	1 year
Subsequent Event [Member] | PBF Holding [Member] | Chalmette Rail Unloading Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal	5 years
Minimum throughput capacity under agreement	7,600,000
Term of Agreement	7 years 5 months
Number of Contract Renewals	2
Subsequent Event [Member] | PBF Holding [Member] | DSL Ethanol Throughput Agreement [Member]
Related Party Transaction [Line Items]
Term of Renewal	5 years
Minimum throughput capacity under agreement	5,000,000
Term of Agreement	7 years 5 months
Number of Contract Renewals	2
Subsequent Event [Member] | Product [Member] | PBF Holding [Member] | Toledo Rail Loading Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement | Railcars_per_day	30
Subsequent Event [Member] | Premium Product [Member] | PBF Holding [Member] | Toledo Rail Loading Agreement [Member]
Related Party Transaction [Line Items]
Minimum throughput capacity under agreement | Railcars_per_day	11.500